Note 13 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current liabilities- Derivatives	$ 456,133
Long-term liabilities - Derivatives	393,899	304,174
Total derivative liabilities	850,032	304,174
Freight Forward Agreements [Member]
Current liabilities- Derivatives	134,010
Interest Rate Swap [Member]
Current liabilities- Derivatives	322,123
Long-term liabilities - Derivatives	$ 393,899	$ 304,174